Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions
Fair value of plan assets	£ 32,757	£ 37,111	£ 37,598	£ 57,787	£ 57,249
Present value of plan obligations	(27,287)	(29,592)	(27,601)	(46,808)	(48,864)
Net surplus	5,470	7,519	9,997	10,979	8,385
Actual return on plan assets	£ (3,123)	£ 659	£ (19,285)	£ 1,667	£ 7,064
Actual return on plan assets - %	(8.40%)	1.80%	(33.40%)	2.90%	13.60%
Plan liabilities
Pensions
Experience (losses)/gains	£ (3)	£ (1,599)	£ (2,137)	£ 237	£ 455
Plan assets
Pensions
Experience (losses)/gains	(4,860)	(1,182)	(20,326)	872	6,027
Main Pension Scheme
Pensions
Fair value of plan assets	29,546	33,638	34,016	52,021	51,323
Present value of plan obligations	(24,461)	(26,534)	(24,733)	(42,020)	(43,870)
Net surplus	5,085	7,104	9,283	10,001	7,453
Actual return on plan assets	£ (3,023)	£ 634	£ (17,248)	£ 1,554	£ 6,422
Actual return on plan assets - %	(9.00%)	1.90%	(33.20%)	3.00%	13.80%
Main Pension Scheme | Plan liabilities
Pensions
Experience (losses)/gains	£ 13	£ (1,531)	£ (2,053)	£ 241	£ 427
Main Pension Scheme | Plan assets
Pensions
Experience (losses)/gains	£ (4,612)	£ (1,042)	£ (18,180)	£ 841	£ 5,486